Statements Of Members' Equity (USD $)	Members' Capital [Member]	Earnings (Deficit) Accumulated [Member]	Total
Balance at Sep. 30, 2008	$ 76,474,111	$ (3,416,750)	$ 73,057,361
Net (loss)		(12,674,976)	(12,674,976)
Balance at Sep. 30, 2009	76,474,111	(16,091,726)	60,382,385
Net (loss)		(8,951,362)	(8,951,362)
Balance at Sep. 30, 2010	$ 76,474,111	$ (25,043,088)	$ 51,431,023